Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Disposal group not discontinued operation gain loss on disposal statement of income extensible list not disclosed flag		loss on disposal
Leasehold improvements
Property, Plant and Equipment
Disposal gain (loss)	$ 500,000	$ (700,000)	$ 0